SCUDDER
                                                                     INVESTMENTS



Scudder Contrarian Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Classes A, B and C

Supplement to Prospectus Dated April 1, 2002, as revised April 8, 2002

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The following replaces the average annual total returns shown for Class C under The Fund's Performance History. Performance for Class C has been further adjusted to reflect a 1% up-front sales charge implemented effective February 3, 2003.


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Average Annual Total Returns (%) as of 12/31/2001
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Class C (Return before Taxes)   1 Year     5 Years    10 Years   Since Inception
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Scudder Contrarian Fund           -0.29       8.72       11.24          --
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Scudder-Dreman High Return        -0.57      11.74       15.13          --
Equity Fund
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Scudder-Dreman Small Cap          12.29       2.28        --           9.78*
Value Fund
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*  Since 5/22/1992.

The following replaces the fee and expense information shown for each fund under How Much Investors Pay:

Scudder Contrarian Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

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Fee Table                                            Class A   Class B   Class C
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed On Purchases     5.75%      None     1.00%
(% of offering price)
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Maximum Contingent Deferred Sales Charge (Load)       None*    4.00%     1.00%
(% of redemption proceeds)
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                        0.75%     0.75%     0.75%
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Distribution/Service (12b-1) Fee                      0.24      1.00      1.00
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Other Expenses**                                      0.52      0.73      0.75
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Total Annual Operating Expenses**                     1.51      2.48      2.50
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* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and director and director counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.33%, 0.38% and 0.36%, (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 1.32%, 2.13% and 2.11% (annualized) for Class A, Class B and Class C shares, respectively. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example               1 Year          3 Years         5 Years        10 Years
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Expenses, assuming you sold your shares at the end of each period
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Class A shares          $720          $1,025          $1,351          $2,273
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Class B shares           651           1,073           1,521           2,357
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Class C shares           451             871           1,417           2,907
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Expenses, assuming you kept your shares
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Class A shares          $720          $1,025          $1,351          $2,273
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Class B shares           251             773           1,321           2,357
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Class C shares           351             871           1,417           2,907
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Scudder-Dreman High Return Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

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Fee Table                                            Class A   Class B   Class C
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed On Purchases     5.75%      None     1.00%
(% of offering price)
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Maximum Contingent Deferred Sales Charge (Load)       None*    4.00%     1.00%
(% of redemption proceeds)
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                        0.70%     0.70%     0.70%
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Distribution/Service (12b-1) Fee                      0.24      1.00      1.00
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Other Expenses**                                      0.35      0.44      0.38
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Total Annual Operating Expenses**                     1.29      2.14      2.08
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* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.350%, 0.400% and 0.375% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.20% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and director and director counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.35%, 0.40% and 0.38% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 1.29%, 2.10% and 2.08% (annualized) for Class A, Class B and Class C shares, respectively. After September 30, 2003, Other Expenses are estimated to be as shown in the table.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example               1 Year          3 Years         5 Years        10 Years
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Expenses, assuming you sold your shares at the end of each period
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Class A shares          $699            $960          $1,242          $2,042
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Class B shares           617             970           1,349           2,057
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Class C shares           409             745           1,207           2,486
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Expenses, assuming you kept your shares
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Class A shares          $699            $960          $1,242          $2,042
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Class B shares           217             670           1,149           2,057
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Class C shares           309             745           1,207           2,486
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Scudder-Dreman Small Cap Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

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Fee Table                                            Class A   Class B   Class C
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed On Purchases     5.75%      None     1.00%
(% of offering price)
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Maximum Contingent Deferred Sales Charge (Load)       None*    4.00%     1.00%
(% of redemption proceeds)
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                        0.74%     0.74%     0.74%
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Distribution/Service (12b-1) Fee                      0.24      1.00      1.00
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Other Expenses**                                      0.56      0.71      0.59
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Total Annual Operating Expenses**                     1.54      2.45      2.33
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* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.475%, 0.525% and 0.500% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and director and director counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.48%, 0.53% and 0.50% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 1.46%, 2.27% and 2.24% (annualized) for Class A, Class B and Class C shares, respectively. After September 30, 2003, Other Expenses and Total Annual Operating Expenses for each class are estimated to be as shown in the table.

Based on the costs above, this example helps you compare each share class's expenses to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example                            1 Year      3 Years     5 Years     10 Years
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Expenses, assuming you sold your shares at the end of each period
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Class A shares                       $723       $1,033      $1,366       $2,304
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Class B shares                        648        1,064       1,506        2,355
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Class C shares                        434          820       1,333        2,739
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Expenses, assuming you kept your shares
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Class A shares                       $723       $1,033      $1,366       $2,304
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Class B shares                        248          764       1,306        2,355
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Class C shares                        334          820       1,333        2,739
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The following supplements the relevant disclosure in each fund's prospectus relating to Class C shares:

Effective February 3, 2003, Class C shares will be offered at net asset value plus an up-front sales charge of 1.00% of the offering price. Class C shares will continue to be subject to a contingent deferred sales charge and Rule 12b-1 distribution and/or service fee as more fully described in each fund's currently effective prospectus. The up-front sales charge does not apply to reinvested dividends or distributions.

       Front-end Sales Charge as a              Front-end Sales Charge as a
           % of offering price                   % of your net investment
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                  1.00%                                    1.01%
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You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund(s) by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible for a sales charge waiver.


















February 1, 2003